Intangible Assets other than Goodwill - Summary of Intangible Asset Explanatory and Changes in intangible assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in intangible assets other than goodwill
Impairment	₩ 0	₩ (3,599)	₩ (513,609)
Intangible assets other than goodwill
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	1,055,730	1,069,976
Changes in intangible assets other than goodwill
Acquisition	152,639	120,371
Disposal	(132)	(9,707)
Amortization	(166,161)	(170,466)
Impairment	14	(3,599)
Others	1,987	49,155
Ending balance	1,044,077	1,055,730	1,069,976
Intangible assets other than goodwill | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	3,769,026
Changes in intangible assets other than goodwill
Ending balance	3,940,927	3,769,026
Intangible assets other than goodwill | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(2,138,536)
Changes in intangible assets other than goodwill
Ending balance	(2,310,088)	(2,138,536)
Intangible assets other than goodwill | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(562,303)
Changes in intangible assets other than goodwill
Ending balance	(575,454)	(562,303)
Intangible assets other than goodwill | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(12,457)
Changes in intangible assets other than goodwill
Ending balance	(11,308)	(12,457)
Software
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	152,027
Changes in intangible assets other than goodwill
Ending balance	162,505	152,027
Software | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	152,163	164,995
Changes in intangible assets other than goodwill
Acquisition	18,834	14,101
Disposal	(1)	0
Amortization	(77,881)	(77,501)
Impairment	0	0
Others	69,481	50,568
Ending balance	162,596	152,163	164,995
Software | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	775,667
Changes in intangible assets other than goodwill
Ending balance	867,185	775,667
Software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(623,504)
Changes in intangible assets other than goodwill
Ending balance	(704,589)	(623,504)
Software | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Software | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(136)	(235)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	64	99
Impairment	0	0
Others	(19)	0
Ending balance	(91)	(136)	(235)
Licences and franchises
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance		0
Licences and franchises | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	547
Changes in intangible assets other than goodwill
Ending balance		547
Licences and franchises | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(547)
Changes in intangible assets other than goodwill
Ending balance		(547)
Licences and franchises | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance		0
Licences and franchises | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance		0
Copyrights, patents rights and other industrial rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	42,916
Changes in intangible assets other than goodwill
Ending balance	35,187	42,916
Copyrights, patents rights and other industrial rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	42,916	53,261
Changes in intangible assets other than goodwill
Acquisition	166	369
Disposal	(131)	(390)
Amortization	(7,771)	(8,352)
Impairment	0	0
Others	7	(1,972)
Ending balance	35,187	42,916	53,261
Copyrights, patents rights and other industrial rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	101,866
Changes in intangible assets other than goodwill
Ending balance	103,428	101,866
Copyrights, patents rights and other industrial rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(49,772)
Changes in intangible assets other than goodwill
Ending balance	(59,063)	(49,772)
Copyrights, patents rights and other industrial rights | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(9,178)
Changes in intangible assets other than goodwill
Ending balance	(9,178)	(9,178)
Copyrights, patents rights and other industrial rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Mining rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	42,390
Changes in intangible assets other than goodwill
Ending balance	41,902	42,390
Mining rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	42,390	43,723
Changes in intangible assets other than goodwill
Acquisition	1,022	1,664
Disposal	0	0
Amortization	(3,526)	(4,380)
Impairment	0	0
Others	2,016	1,383
Ending balance	41,902	42,390	43,723
Mining rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	604,703
Changes in intangible assets other than goodwill
Ending balance	623,122	604,703
Mining rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(34,062)
Changes in intangible assets other than goodwill
Ending balance	(39,803)	(34,062)
Mining rights | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(528,251)
Changes in intangible assets other than goodwill
Ending balance	(541,417)	(528,251)
Mining rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Development expenditures
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	90,123
Changes in intangible assets other than goodwill
Ending balance	69,124	90,123
Development expenditures | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	95,166	93,843
Changes in intangible assets other than goodwill
Acquisition	309	10,273
Disposal	0	0
Amortization	(37,033)	(32,034)
Impairment	0	0
Others	14,502	23,084
Ending balance	72,944	95,166	93,843
Development expenditures | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	958,035
Changes in intangible assets other than goodwill
Ending balance	978,768	958,035
Development expenditures | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(862,850)
Changes in intangible assets other than goodwill
Ending balance	(905,805)	(862,850)
Development expenditures | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(19)
Changes in intangible assets other than goodwill
Ending balance	(19)	(19)
Development expenditures | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(5,043)	(1,492)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	1,439	1,453
Impairment	0	0
Others	(216)	(5,004)
Ending balance	(3,820)	(5,043)	(1,492)
Intangible assets under development
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	59,815
Changes in intangible assets other than goodwill
Ending balance	74,104	59,815
Intangible assets under development | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	67,018	60,490
Changes in intangible assets other than goodwill
Acquisition	51,988	53,638
Disposal	0	0
Amortization	0	0
Impairment	0	(23)
Others	(37,576)	(47,087)
Ending balance	81,430	67,018	60,490
Intangible assets under development | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	79,862
Changes in intangible assets other than goodwill
Ending balance	94,275	79,862
Intangible assets under development | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Intangible assets under development | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(12,844)
Changes in intangible assets other than goodwill
Ending balance	(12,845)	(12,844)
Intangible assets under development | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(7,203)	(11,029)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	0	0
Impairment	0	0
Others	(123)	3,826
Ending balance	(7,326)	(7,203)	(11,029)
Usage rights of donated assets and other
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	184,475
Changes in intangible assets other than goodwill
Impairment		0
Ending balance	169,783	184,475
Usage rights of donated assets and other | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	184,475	193,161
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	(13,594)	(18,448)
Impairment	0
Others	(1,098)	9,762
Ending balance	169,783	184,475	193,161
Usage rights of donated assets and other | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	592,930
Changes in intangible assets other than goodwill
Ending balance	592,870	592,930
Usage rights of donated assets and other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(408,455)
Changes in intangible assets other than goodwill
Ending balance	(423,087)	(408,455)
Usage rights of donated assets and other | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Usage rights of donated assets and other | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Leasehold rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	6,340
Changes in intangible assets other than goodwill
Impairment	0
Ending balance	5,848	6,340
Leasehold rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	6,340	5,318
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	(834)	(831)
Impairment		0
Others	342	1,853
Ending balance	5,848	6,340	5,318
Leasehold rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	27,843
Changes in intangible assets other than goodwill
Ending balance	28,185	27,843
Leasehold rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(21,503)
Changes in intangible assets other than goodwill
Ending balance	(22,337)	(21,503)
Leasehold rights | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Leasehold rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Greenhouse gas emissions rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	61,373
Changes in intangible assets other than goodwill
Ending balance	78,137	61,373
Greenhouse gas emissions rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	61,373	41,656
Changes in intangible assets other than goodwill
Acquisition	78,091	37,109
Disposal	0	(9,271)
Amortization	(31)	0
Impairment	0	0
Others	(61,296)	(8,121)
Ending balance	78,137	61,373	41,656
Greenhouse gas emissions rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	61,373
Changes in intangible assets other than goodwill
Ending balance	78,137	61,373
Greenhouse gas emissions rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Greenhouse gas emissions rights | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Greenhouse gas emissions rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Others
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	416,271
Changes in intangible assets other than goodwill
Ending balance	407,487	416,271
Others | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	416,346	426,364
Changes in intangible assets other than goodwill
Acquisition	2,229	3,217
Disposal	0	(46)
Amortization	(26,998)	(30,476)
Impairment	14	(3,576)
Others	15,967	20,863
Ending balance	407,558	416,346	426,364
Others | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	566,200
Changes in intangible assets other than goodwill
Ending balance	574,957	566,200
Others | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(137,843)
Changes in intangible assets other than goodwill
Ending balance	(155,404)	(137,843)
Others | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(12,011)
Changes in intangible assets other than goodwill
Ending balance	(11,995)	(12,011)
Others | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(75)	(79)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	4	4
Impairment	0	0
Others	0	0
Ending balance	₩ (71)	₩ (75)	₩ (79)